ORGANIZATION AND BUSINESS (Details)		1 Months Ended					3 Months Ended			12 Months Ended
	Mar. 31, 2015 USD ($) company shares	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) company shares	Sep. 30, 2014 USD ($) company shares	Apr. 30, 2014 USD ($) company t shares	Dec. 31, 2007 vessel	Sep. 30, 2015	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 vessel	Dec. 31, 2010 vessel	Dec. 31, 2009 vessel	Dec. 31, 2006	Feb. 28, 1997
Business background [Line Items]
Number of owned vessels in a joint venture	1		1					1		1
Number of owned vessels										40
Number of Newbuilding Contracts										18
percentage ownership of the joint venture										50.00%
Sale Leaseback Transaction, Historical Cost		$ 272,000,000
Number of subsidiaries		1								1
Charter term, total		10 years					10 years									10 years
Number of vessels acquired upon the merger with the Former Golden Ocean	29		29					29
Number of vessels disposed of | vessel						1							3
Purchase of vessels | vessel														2	2
Number of SPCs acquired			12								13
Number of companies involved in the merger	2		2					2
Cash acquired upon purchase of SPC's										$ 108,645,000	$ 68,560,000	$ 0
Number of Vessels Chartered-In	4		4					4		13
Number of vessels under operating lease from third parties										5	0
Vessels leased out,Fixed Rate Time Charter										6	0
Common Stock [Member]
Business background [Line Items]
Number of shares issued as consideration | shares					15,500,000
Frontline 2012 [Member]
Business background [Line Items]
Number of SPCs acquired | company	12		12	13	5
Capesize drybulk size range | t					180,000
Cash acquired upon purchase of SPC's				$ 25,100,000	$ 43,400,000
Frontline 2012 [Member] | Common Stock [Member]
Business background [Line Items]
Number of shares issued as consideration | shares				31,000,000	15,500,000.0
Merger with former Golden Ocean [Member]
Business background [Line Items]
Vessels in fleet	72		72					72
Merger with former Golden Ocean [Member] | Common Stock [Member]
Business background [Line Items]
Business Combination, Number of Shares Issued net of cancellations | shares	61,443,959		61,443,959					61,443,959
Ship Finance International Ltd [Member]
Business background [Line Items]
Number of Vessels Chartered-In										8
Number of vessels sold and leased back									0
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Business background [Line Items]
Sale Leaseback Transaction, Historical Cost		$ 272,000,000
Number of vessels sold and leased back		8
Frontline 2012 [Member]
Business background [Line Items]
Number of SPCs acquired | company			12	13	5
Capesize drybulk size range | t					180,000
Cash acquired upon purchase of SPC's				$ 25,100,000.0	$ 43,400,000
Value of cash acquired under common control transaction	$ 108,600,000		$ 108,600,000					$ 108,600,000
Frontline 2012 [Member] | Common Stock [Member]
Business background [Line Items]
Number of shares issued as consideration | shares			31,000,000	31,000,000	15,500,000			31,000,000		0	0
Capesize Vessels [Member]
Business background [Line Items]
Number of owned vessels											13
Capesize Newbuildings [Member]
Business background [Line Items]
number of vessels under construction											26
Supramax Newbuildings [Member]
Business background [Line Items]
number of vessels under construction	4		4					4
VLCC [Member]
Business background [Line Items]
Number of owned vessels																	5